Derivatives and Hedging Activities (Effect of Derivative Instruments on Consolidated Statement of Operations) (Details) (JPY ¥) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2011	Mar. 31, 2010
Fair value hedge gains of ineffectiveness	¥ 348
Fair Value Hedging [Member]
Fair value hedge gains of ineffectiveness		1,457	1,979
Fair Value Hedging [Member] | Commodity Futures [Member]
Amount of gain or (loss) recognized in operations	5,700	(1,724)	41,003
Fair Value Hedging [Member] | Commodity Futures [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) recognized in operations	5,700	(1,724)	41,003
Fair Value Hedging [Member] | Trade Accounts Receivable (Payable) [Member]
Amount of gain or (loss) recognized in operations	(5,352)	3,181	(39,024)
Fair Value Hedging [Member] | Trade Accounts Receivable (Payable) [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) recognized in operations	(5,352)	3,181	(39,024)
Cash Flow Hedging [Member]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(6,857)	16,125	2,707
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	460	12,947	(4,657)
Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	(1,226)	539	1,228
Cash Flow Hedging [Member] | Foreign Exchange Forward Contract [Member]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(9,251)	7,662	(613)
Cash Flow Hedging [Member] | Foreign Exchange Forward Contract [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	2,355	11,501	(4,599)
Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	(1,226)	539	1,228
Cash Flow Hedging [Member] | Cross Currency Swaps [Member]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(90)		(291)
Cash Flow Hedging [Member] | Cross Currency Swaps [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	(16)		(16)
Cash Flow Hedging [Member] | Commodity Futures [Member]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	2,484	8,463	3,611
Cash Flow Hedging [Member] | Commodity Futures [Member] | Cost of Sales [Member]
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	(1,879)	1,446	(42)
Not Designated as Hedging [Member]
Amount of gain or (loss) recognized in operations	2,438	7,505	1,404
Not Designated as Hedging [Member] | Foreign Exchange Forward Contract [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) recognized in operations	814	7,707	2,950
Not Designated as Hedging [Member] | Cross Currency Swaps [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) recognized in operations	1,624	(179)	(1,543)
Not Designated as Hedging [Member] | Interest Rate Swaps [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) recognized in operations		(23)	(3)
Not Designated as Hedging [Member] | Commodity Futures [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) recognized in operations	¥ 0	¥ 0	¥ 0